Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses

Accrued expenses at June 30, 2013 and December 31, 2012 consisted of the following (in thousands):

	June 30, 2013	December 31, 2012
Clinical	$1,231	$470
Salaries and benefits	875	963
Manufacturing	616	210
Professional fees	225	320
Other	288	340

Total	$3,235	$2,303

Accrued liabilities at December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Payroll and employee-related costs	$768	$963
Research and development costs	2,827	756
Other	382	584

Total	$3,977	$2,303